Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions

15. RELATED PARTY TRANSACTIONS

Purchases from Carrier and its affiliates comprised 59%, 57% and 54% of all inventory purchases made during 2013, 2012 and 2011, respectively. At December 31, 2013 and 2012, approximately $53,000 and $62,000, respectively, was payable to Carrier and its affiliates, net of receivables. Our joint ventures with Carrier also sell HVAC products to Carrier and its affiliates. Revenues in our consolidated statements of income for 2013, 2012 and 2011 include $30,819, $32,961 and $23,710, respectively, of sales to Carrier and its affiliates. We believe these transactions are conducted at arm’s-length in the ordinary course of business.

Carrier Enterprise II entered into Transactional Services Agreements (“TSAs”) with Carrier, pursuant to which Carrier performed certain business processes on its behalf, including processes involving the use of certain information technologies. The services provided by Carrier pursuant to the TSAs terminated on April 30, 2012. The fees related to these TSAs were $1,798 and $1,139, respectively, for 2012 and 2011, and are included in selling, general and administrative expenses in our consolidated statements of income. At December 31, 2012, $25 related to these TSAs was payable to Carrier and was included in accrued expenses and other current liabilities in our consolidated balance sheet. Amounts outstanding were repaid in 2013 and no further services are required under the TSAs for Carrier Enterprise II.

Carrier Enterprise III entered into TSAs with UTC Canada, pursuant to which UTC Canada performed certain business processes on behalf of Carrier Enterprise III, including processes involving the use of certain information technologies, and UTC Canada entered into TSAs with Carrier Enterprise III, pursuant to which Carrier Enterprise III performed certain business processes on behalf of UTC Canada. The services provided pursuant to the TSAs terminated on December 31, 2012. The fees payable by Carrier Enterprise III to UTC Canada under one TSA were substantially offset by the fees payable to Carrier Enterprise III by UTC Canada under the other TSA.

At December 31, 2012, $29,637 was payable to Carrier and UTC Canada for unpaid distributions declared to the noncontrolling interest. This amount was paid to Carrier and UTC Canada in February 2013. No amounts were outstanding at December 31, 2013.